RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended
Mar. 31, 2022
SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES, INCLUDED IN TRADE PAYABLES AND ACCRUED LIABILITIES

The following amounts due to related parties are included in trade payables and accrued liabilities (Note 6):

(All amounts in table are expressed in thousands of Canadian dollars)

	March 31, 2022	December 31, 2021
Directors and officers of the Company	46	28
Related company	-	5
Total	46	33

These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

The following amount due from related party and advance represent as well as the investment in Premium Nickel a private company incorporated in Ontario, in which certain directors and officers of the Company also hold offices and minority investments.

(All amounts in table are expressed in thousands of Canadian dollars)

	March 31, 2022	December 31, 2021
Due from related party	1,623	199
Investment	186	321

Total	1,809	520

SCHEDULE OF KEY MANAGEMENT COMPENSATION

Key management compensation was:

(All amounts in table are expressed in thousands of Canadian dollars)

	March 31, 2022	March 31, 2021
Management fees – expensed	163	183
Share-based payments	-	621
Total	163	804